Other Comprehensive Income (Loss) (Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	¥ 3,184,463	¥ 3,140,758	¥ 3,066,777
Equity transactions with noncontrolling interests and other	(4,985)	(29,583)	(884)
Net change during the period	(179,972)	(57,252)	108,178
Balance at end of year	2,994,622	3,184,463	3,140,758
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	87,038	144,557	1,734
Equity transactions with noncontrolling interests and other	259	73	10
Other comprehensive income (loss) before reclassifications	(101,350)	(57,592)	142,813
Amounts reclassified from accumulated other comprehensive income (loss)	93
Net change during the period	(100,998)	(57,519)	142,823
Balance at end of year	(13,960)	87,038	144,557
Unrealized gains and losses on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	14,055	12,546	10,242
Equity transactions with noncontrolling interests and other			3
Other comprehensive income (loss) before reclassifications	814	1,691	3,933
Amounts reclassified from accumulated other comprehensive income (loss)	382	(182)	(1,632)
Net change during the period	1,196	1,509	2,304
Balance at end of year	15,251	14,055	12,546
Gains and losses on derivatives instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	182	(2,603)	(2,408)
Other comprehensive income (loss) before reclassifications	938	(256)	(2,204)
Amounts reclassified from accumulated other comprehensive income (loss)	(3,862)	3,041	2,009
Net change during the period	(2,924)	2,785	(195)
Balance at end of year	(2,742)	182	(2,603)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(131,017)	(126,214)	(90,214)
Equity transactions with noncontrolling interests and other	(1)		(35)
Other comprehensive income (loss) before reclassifications	(67,511)	(6,155)	(47,840)
Amounts reclassified from accumulated other comprehensive income (loss)	99	1,352	11,875
Net change during the period	(67,413)	(4,803)	(36,000)
Balance at end of year	(198,430)	(131,017)	(126,214)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(29,742)	28,286	(80,646)
Equity transactions with noncontrolling interests and other	258	73	(22)
Other comprehensive income (loss) before reclassifications	(167,109)	(62,312)	96,702
Amounts reclassified from accumulated other comprehensive income (loss)	(3,288)	4,211	12,252
Net change during the period	(170,139)	(58,028)	108,932
Balance at end of year	¥ (199,881)	¥ (29,742)	¥ 28,286